Impairment for Non-financial Assets (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Jun. 17, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Impairment for Non-financial Assets [Line Items]
Nominal consideration			€ 1
Net assets	€ 164,339			€ 10,118
FKAP Cash-Generating Unit [Member]
Impairment for Non-financial Assets [Line Items]
Impairment loss	855
Recoverable amount
FKAP Cash-Generating Unit [Member] | Goodwill [Member]
Impairment for Non-financial Assets [Line Items]
Impairment loss of assets	75
FKAP Cash-Generating Unit [Member] | Identifiable Intangible Assets [Member]
Impairment for Non-financial Assets [Line Items]
Impairment loss of assets	745
Allocated amount	780
FKAP Cash-Generating Unit [Member] | Property and Equipment [Member]
Impairment for Non-financial Assets [Line Items]
Impairment loss of assets	35
S.S. Juve Stabia Cash-Generating Unit [Member]
Impairment for Non-financial Assets [Line Items]
Impairment loss	15,092
Recoverable amount	225
S.S. Juve Stabia Cash-Generating Unit [Member] | Goodwill [Member]
Impairment for Non-financial Assets [Line Items]
Impairment loss of assets	9,999
S.S. Juve Stabia Cash-Generating Unit [Member] | Identifiable Intangible Assets [Member]
Impairment for Non-financial Assets [Line Items]
Allocated amount	5,093
S.S. Juve Stabia Cash-Generating Unit [Member] | Intangible Assets and Goodwill [Member]
Impairment for Non-financial Assets [Line Items]
Impairment loss of assets	15,092
Allocated amount	€ 18,929
Other CSU [Member]
Impairment for Non-financial Assets [Line Items]
Impairment loss of assets | $
UYBA [Member]
Impairment for Non-financial Assets [Line Items]
Net assets			€ 143